Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of fair value disclosure
		December 31, 2022 Fair Value
	Cost	Level 1	Level 2	Level 3
Short-term investment (Restricted)	$4,703,323	$-	$4,703,323	$-

		December 31, 2021 Fair Value
	Cost	Level 1	Level 2	Level 3
Short-term investment	$3,748,900	$-	$3,748,900	$-

Schedule of property and equipment are stated at cost less accumulated depreciation and amortization
Useful Life
Office equipment and furnishings	1 - 5 years
Electronic equipment	2 - 5 years
Server room equipment	5 years
Vehicles	5 years
Office building	35 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets
Classification	Estimated Useful Life
Artwork and collectible trading platform	5 years
Software	5 years

Schedule of payments received from customer
	December 31, 2022	December 31, 2021

Beginning balance	$697,863	$243,355
Customer advances	16,803,450	36,991,645
Recognized as revenues	(16,993,268)	(36,542,832)
Effect of exchange rates	(59,008)	5,695
Ending balance	$449,037	$697,863

Schedule of disaggregated its revenue
	Years Ended December 31,
	2022	2021	2020

Listing service fees	$1,244,251	$6,900,561	8,405,211
Transaction fees	13,643,958	24,462,861	7,075,283
Marketing service fees	2,749,224	5,750,901	1,370,164
Other revenues*	175,706	482,137	588,144
Total	$17,813,139	$37,596,460	$17,438,802

*	Including $166,325, $233,157 and $213,172 for the years ended December 31, 2022, 2021 and 2020, respectively, from related parties.